Investments in Affiliated Companies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2009 Philippine Long Distance Telephone Company [Member]	Mar. 31, 2011 Philippine Long Distance Telephone Company [Member]	Mar. 31, 2010 Philippine Long Distance Telephone Company [Member]	Feb. 29, 2008 Philippine Long Distance Telephone Company [Member]	Feb. 28, 2007 Philippine Long Distance Telephone Company [Member]	Mar. 31, 2010 Tata Teleservices Limited [Member]	Jan. 31, 2011 Tata Teleservices Limited [Member]	Mar. 25, 2009 Tata Teleservices Limited [Member]
Equity method investment, acquired ownership percentage							7.00%				26.00%
Equity method investment, aggregate cost							¥ 98,943			¥ 14,424	¥ 252,321
Equity method investment, ownership percentage							21.00%	13.00%		27.00%
Equity in (earnings) losses of affiliated companies (Note 6)	(1,670)	(8,794)	1,916	3,991					2,788
Investments in affiliates, period decrease				6,754					4,710
Carrying amount of investment					104,748	117,233
Aggregate market price					176,729	198,332
Equity method investment, other than temporary impairment			8,982
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	61,016	61,736	59,778
Investments in and advances to affiliates, balance, principal amount	112,859
Investments in and advances to affiliates, at fair value	192,237
Equity method investment, difference between carrying amount and underlying equity	¥ 362,135	¥ 393,202